Investments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investments
22 Investments
Investments for general account comprise financial assets, excluding derivatives, as well as investments in real estate.

	Note	2022	2021
Available-for-sale (AFS)		59,643	99,884
Loans		12,556	46,823
Financial assets at fair value through profit or loss (FVTPL)		4,567	8,481
Total financial assets, excluding derivatives	22.1	76,766	155,188
Investments in real estate	22.2	59	2,643
Total investments for general account		76,825	157,831
The decrease in Investments in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
22.1 Financial assets, excluding derivatives

	AFS	FVTPL	Loans	Total	Fair value
2022

Shares	195	193	-	388	388

Debt securities	53,093	554	-	53,647	53,647

Money market and other short-term investments	5,514	99	-	5,613	5,613

Mortgage loans	-	-	10,441	10,441	9,245

Private loans	-	-	27	27	27

Deposits with financial institutions	-	-	45	45	45

Policy loans	-	-	2,042	2,042	2,042

Other	840	3,722	-	4,562	4,562
At December 31, 2022	59,643	4,567	12,556	76,766	75,569

2021

Shares	350	1,665	-	2,015	2,015

Debt securities	93,899	3,296	-	97,195	97,195

Money market and other short-term investments	4,790	120	-	4,910	4,910

Mortgage loans	-	-	39,991	39,991	44,366

Private loans	-	-	4,883	4,883	5,491

Deposits with financial institutions	-	-	52	52	52

Policy loans	-	-	1,893	1,893	1,893

Other	844	3,401	3	4,248	4,248
At December 31, 2021	99,884	8,481	46,823	155,188	160,171

	2022	2021
Current portion:

Debt securities, money market and other short-term investments, mortgage and private loans	7,294	12,924
Refer to note 44 Fair value for further details on fair value measurement.
Loan allowance
Movement on the loan allowance account during the year were as follows:

	2022	2021
At January 1	(118)	(188)
Addition charged to income statement	(16)	(40)
Reversal to income statement	15	55
Amounts written off	40	55
Transfers to disposal groups	76	-
At December 31	(4)	(118)
22.2 Investments in real estate

	2022	2021
At January 1	2,643	2,385
Additions	41	47

Subsequent expenditure capitalized	1	1

Disposals	(40)	(60)

Transfer from real estate for own use and equipment	-	14

Fair value gains / (losses)	(51)	253

Net exchange differences	3	3

Transfers to disposal groups	(2,545)	-

Other	7	-

At December 31	59	2,643
Investments in real estate held by:
Americas	42	39
The Netherlands	-	2,588

Value of Aegon’s properties which were appraised in the current year	99%	98%
Appraisals performed by independent external appraisers	95%	98%
Refer to note 45 Commitments and contingencies for a description of non-cancellable
lease rights.

	2022	2021 1)	2020 1)
Rental income reported as part of investment income	4	(1)	12
Direct operating expenses (Including repairs and maintenance expenses):
- From investment property that generated rental income	5	5	23
- From investment property that did not generate rental income	-	1	1
1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.
Refer to note 45 Commitments and contingencies for a summary of contractual obligations to purchase investment property.